SHAREHOLDERS' EQUITY (Schedule Of RSUs Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2024 ₪ / shares shares
Number of RSUs
RSUs outstanding at beginning of year	0
RSUs granted	319,150
RSUs forfeited	(1,800)
RSUs outstanding at end of year	317,350
Weighted average grant date per value
RSUs granted | ₪ / shares	₪ 1.7
RSUs forfeited | ₪ / shares	1.69
RSUs outstanding at end of year | ₪ / shares	₪ 1.7